Pension and similar obligations - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	84
Present value of funded obligations	$ 4,090	$ 4,784
Employee benefit net	1,254	1,661
Increase in fair value of the plan assets	335
Actual return on plans assets resulting to gain (losses)	$ 173	$ 311
Weighted average duration of the benefit obligation	10 years 6 months	11 years
Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plans	$ 183	$ 166	$ 164
Increase in defined benefit obligations	$ 771
Retirement or Leaving Service Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	65
Medical Cost Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	15
Medical Cost Plans [Member] | Brazil [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	$ 73
Other Long Term Employee Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	4
Active Employees [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	$ 1,000
Deferred [member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	900
Members in Retirement [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	2,700
Funded Defined Benefit Plans [member]
Disclosure of defined benefit plans [line items]
Expected contribution towards defined benefit plans	225
Unfunded Defined Benefit Plans And Post Retirement Medical Plans [member]
Disclosure of defined benefit plans [line items]
Expected contribution towards defined benefit plans	$ 60